Retirement benefits - Status of the defined benefit pension plans and other retirement benefits plans, in the aggregate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Retirement liabilities	$ (101)	$ (120)
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	6
Employer contributions	43	32
Net defined benefit (liability) asset	17	6
Retirement assets	65	84
Impact of minimum funding requirement	(3)	(1)
Retirement assets	61	83
Retirement liabilities	(78)	(89)
Net defined benefit (liability) asset	17	6
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	791	838
CPP acquisition	(10)	0
Transfer to held for sale	0	77
Service cost	41	37
Finance cost on obligation	(36)	(42)
Benefits paid	(34)	(42)
Actuarial (gain) loss due to change in financial assumptions	(12)	63
Actuarial loss due to demography/experience	4	31
Settlement	(101)	(120)
Other	(3)	0
Foreign exchange	(55)	17
Net defined benefit (liability) asset	678	791
Net defined benefit (liability) asset	678	791
Pension defined benefit plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	(786)	(927)
CPP acquisition	11	0
Transfer to held for sale	0	(79)
Finance cost on obligation	35	46
Actual return on plan assets, net of finance income	5	32
Employer contributions	21	14
Benefits paid	34	42
Refund of excess contributions	(3)	(15)
Settlement	(102)	(115)
Other	(1)	(2)
Foreign exchange	(55)	20
Net defined benefit (liability) asset	(664)	(786)
Net defined benefit (liability) asset	(664)	(786)
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	17
Employer contributions	1	1
Net defined benefit (liability) asset	19	17
Retirement assets	0	0
Impact of minimum funding requirement	0	0
Retirement assets	0	0
Retirement liabilities	(19)	(17)
Net defined benefit (liability) asset	19	17
Other Post-Employment Defined Benefit Plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	17	18
CPP acquisition	(3)	0
Transfer to held for sale	0	2
Service cost	0	0
Finance cost on obligation	(1)	(1)
Benefits paid	(1)	(1)
Actuarial (gain) loss due to change in financial assumptions	0	1
Actuarial loss due to demography/experience	0	0
Settlement	0	0
Other	1	0
Foreign exchange	(2)	0
Net defined benefit (liability) asset	19	17
Net defined benefit (liability) asset	19	17
Other Post-Employment Defined Benefit Plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	0	0
CPP acquisition	0	0
Transfer to held for sale	0	0
Finance cost on obligation	0	0
Actual return on plan assets, net of finance income	0	0
Employer contributions	1	1
Benefits paid	1	1
Refund of excess contributions	0	0
Settlement	0	0
Other	0	0
Foreign exchange	0	0
Net defined benefit (liability) asset	0	0
Net defined benefit (liability) asset	$ 0	$ 0